Leases (Tables)	12 Months Ended
Dec. 31, 2017
Minimum Aggregate Rental Commitments	The minimum aggregate rental commitments as of December 31, 2017 were as follows:

($ in thousands)
2018	$208
2019	213
2020	218
2021	224
2022	229
All future years	764

Aggregate total	$1,856